Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal value	$ 1,241.9